Interest in other entities (Tables)	12 Months Ended
Jun. 30, 2024
Interest in Entities [Abstract]
Subsidiaries

		Place of incorporation	Ownership interest
Name	Type		2024	2023
Nabors Transition Energy Corp	Subsidiary	United States	100%	0%
Neptune Merger Sub, Inc.	Subsidiary	United States	0%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	0%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	0%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	0%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	0%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	0%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	0%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	0%
El Paso ProjectCo LLC	Subsidiary	United States	100%	0%

		Place of incorporation	Ownership interest
Name	Type		2024	2023
Nabors Transition Energy Corp	Subsidiary	United States	100%	-%
Neptune Merger Sub, Inc.	Subsidiary	United States	-%	100%
NWQHPP Pty Ltd	Subsidiary	Australia	100%	100%
Solar Methanol 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Aurora Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar 1 Pty Ltd	Subsidiary	Australia	100%	100%
Vast Solar Consulting Pty Ltd	Subsidiary	Australia	100%	100%
Vast Employee Shareholdings Pty Ltd	Subsidiary	Australia	100%	-%
Vast Intermediate HoldCo Pty Ltd	Subsidiary	Australia	100%	-%
Vast Australia HoldCo Pty Ltd	Subsidiary	Australia	100%	-%
HyFuel Solar Refinery Pty Ltd	Subsidiary	Australia	100%	-%
Vast Renewables HoldCo Corp	Subsidiary	United States	100%	-%
Vast Renewables Management Services LLC	Subsidiary	United States	100%	-%
Vast US Projects HoldCo Corp	Subsidiary	United States	100%	-%
El Paso ProjectCo LLC	Subsidiary	United States	100%	-%

Joint arrangements
During the year, Vast recognised its 50% share of the total expenses incurred and invoiced reimbursement receivable from joint operator for the excess portion as tabulated below:

	June 30,
Particulars	2024	2023

	(In thousands of US Dollars)
Total expense incurred by both participants (a)	1,340	—
Company’s share (50%) (b)	670	—
Total expense incurred by Vast	—	—
Net reimbursement to be received from joint operator (a-b)	(670)	—
Reimbursement received during the year	—	—
From a measurement perspective, Vast applies the equity method as outlined in Note 2 – Summary of Significant Accounting Policies(q) and account for its share as follows.

(In thousands of US Dollars)
Initial investment in SiliconAurora Pty Ltd	69
Transaction costs	56
Deferred consideration	1,578
Total consideration	1,703
Relating to:
– Call option issued to shareholder	96
– 50% interest in SiliconAurora Pty Ltd	1,607

Carrying value of interest in joint venture at June 30, 2024	1,065
Commitments and contingent liabilities in respect of joint ventures:

	June 30,
	2024	2023

	(In thousands of US Dollars)
Commitment to provide funding for joint venture’s commitments, if called	456	278